Stockholders' Equity -10Q - Warrants Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Options outstanding, beginning balance (in shares)	386,751	1,790,000	1,790,000
Granted (in shares)	0	2,084,620	0
Forfeited (in shares)	(16,844)	(781,712)	0
Exercised (in shares)	0	0	0
Options outstanding, ending balance (in shares)	369,907	386,751	1,790,000	1,790,000
Exercisable (in shares)	159,001	1,084,500
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 4.39	$ 0.19	$ 0.19
Weighted average grants (in dollars per share)	0	0.77	3.32
Weighted average forfeitures (in dollars per share)	6.16	0.32
Exercised (in dollars per share)	0
Weighted average ending balance (in dollars per share)	4.31	4.39	$ 0.19	$ 0.19
Exercisable (in dollars per share)	$ 1.85	$ 0.14
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding	7 years 4 months 17 days	7 years 11 months 8 days	6 years 1 month 2 days	7 years 1 month 2 days
Weighted average remaining contractual term, options, exercisable	5 years 5 months 15 days	5 years 4 months 13 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value	$ 193,492	$ 463,495	$ 3,098,055	$ 6,176,855
Options, exercisable, intrinsic value	$ 193,492	$ 463,494
Warrant
Warrants
Options outstanding, beginning balance (in shares)	2,321,411	5,527,778	275,000
Granted (in shares)	203,579	14,492,754	5,527,778
Forfeited (in shares)	0	0	(275,000)
Exercised (in shares)	0	(1,449,276)	0
Options outstanding, ending balance (in shares)	2,524,990	2,321,411	5,527,778	275,000
Exercisable (in shares)	2,524,990	18,571,256
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 11.78	$ 3.32	$ 1.01
Weighted average grants (in dollars per share)	3.51	0.69
Weighted average forfeitures (in dollars per share)	0	0	1.01
Exercised (in dollars per share)	0	0.69	0
Weighted average ending balance (in dollars per share)	11.12	11.78	$ 3.32	$ 1.01
Exercisable (in dollars per share)	$ 11.12	$ 1.47
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding	3 years 10 months 13 days	4 years 3 months 21 days	4 years 7 months 13 days	2 months 23 days
Granted	5 years
Weighted average remaining contractual term, options, exercisable	3 years 10 months 13 days	4 years 3 months 21 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value	$ 0	$ 0	$ 0	$ 723,250
Options, exercisable, intrinsic value	$ 0	$ 0